Description of Organization and Business Operations (Details) - USD ($)								1 Months Ended	12 Months Ended
	Jan. 18, 2024	Dec. 12, 2023	Mar. 16, 2023	Mar. 15, 2023	Mar. 15, 2023	May 06, 2021	Mar. 19, 2021	Feb. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Proceeds IPO										$ 287,500,000
Transaction costs									$ 16,309,469
Cash underwriting fees									5,750,000
Deferred underwriting fees									10,062,500
Other offering costs									$ 496,969
Percentage held in trust account									80.00%
Public share price per share (in Dollars per share)									$ 10
Aggregate of share sold, percentage									15.00%
Redemption of public shares percentage									100.00%
Interest to pay dissolution expenses									$ 100,000
Initial public offering price per Unit (in Dollars per share)									$ 10
Price per share (in Dollars per share)									$ 10
Aggregate redemption amount									$ 16,300,000
Trust account									6,200,000
Extension payment amount									578,694
Aggregate equity value									$ 250,000,000
Private placement (in Shares)									2,734,433
Aggregate investment amount									$ 27,344,330
Cash									306,034	$ 348,749		$ 366,612
Working capital deficit									6,063,520
Withdraw amount from trust account									289,000,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate redemption amount									270,769,687
Trust account									$ 21,467,825
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds IPO							$ 250,000,000
Purchase price (in Dollars per share)									$ 10
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)							$ 10
Additional Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)						$ 10
Proceeds IPO						$ 37,500,000
Number of share issued (in Shares)						3,750,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)									$ 1.5
Sale of warrants (in Shares)									4,500,000
Proceeds from private placement									$ 6,750,000
Bolt Threads [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)									$ 10
Purchase Price [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price (in Dollars per share)									10
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)							$ 10		$ 11.5
Number of share issued (in Shares)									656,499
Price per share (in Dollars per share)									$ 10
Common stock outstanding (in Shares)									1,522,544
Price per share (in Dollars per share)									$ 10.76	$ 10.1
Common stock outstanding (in Shares)			9,147,981
Purchase price (in Dollars per share)									$ 10
Aggregate investment amount									$ 6,564,990
Class A Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock outstanding (in Shares)									26,649,519
Price per share (in Dollars per share)									$ 10.16
Converted share (in Shares)									7,047,500
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering (in Shares)							25,000,000		25,000,000
Proceeds IPO							$ 250,000,000
Class A Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)			7,047,500
Class A Common Stock [Member] | Common Stock [Member] | Second Extension [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)									$ 10.71
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)					7,047,500
Common stock outstanding (in Shares)			140,000
Class B Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)									(7,047,500)
Class B Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Converted share (in Shares)			7,047,500
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)									$ 10
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share issued (in Shares)								2,287,464
Additional extension payment	$ 11,559
Purchase price (in Dollars per share)								$ 10			$ 8
Aggregate investment amount								$ 22,874,640
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering (in Shares)									1,437,500
Price per share (in Dollars per share)		$ 0.02		$ 0.03	$ 0.03
Common stock adjusted price per share (in Dollars per share)									$ 12.5
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Post business combination percentage									50.00%
Initial business combination		$ 20,000		$ 105,000